Basis of presentation - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Licenses and service agreements | Minimum
Basis of presentation
Estimated useful life	5 years
Licenses and service agreements | Maximum
Basis of presentation
Estimated useful life	30 years
Trade names | Minimum
Basis of presentation
Estimated useful life	1 year
Trade names | Maximum
Basis of presentation
Estimated useful life	20 years
Intellectual property and know-how | Minimum
Basis of presentation
Estimated useful life	5 years
Intellectual property and know-how | Maximum
Basis of presentation
Estimated useful life	15 years
Non-compete agreements | Minimum
Basis of presentation
Estimated useful life	1 year
Non-compete agreements | Maximum
Basis of presentation
Estimated useful life	15 years
Customer list | Minimum
Basis of presentation
Estimated useful life	1 year
Customer list | Maximum
Basis of presentation
Estimated useful life	5 years